Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net earnings	$ 94,489	$ 137,585
Foreign currency translation gain (loss)	2,591	(185)
Unrealized loss on interest rate swaps, net of tax	(2,448)	(4,073)
Pension liability adjustments, net of tax	(753)	(811)
Comprehensive earnings	93,879	132,516
Less: Comprehensive earnings attributable to non-controlling interests	39,620	35,559
Comprehensive earnings attributable to Company	$ 54,259	$ 96,957